Schedule of research and development expenses (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total research and development expenses	kr (205,874)	kr (131,205)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(114,090)	(90,722)
Hardware development costs [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(18,308)	(108)
IT and software expenses [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(32,463)	(8,366)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(20,966)	(25,082)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(13,230)	(3,127)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	kr (6,817)	kr (3,800)